Related Parties (Details)																1 Months Ended		12 Months Ended
		Jul. 16, 2024 USD ($)	Jul. 16, 2024 ILS (₪)	Apr. 30, 2024 USD ($)	Nov. 30, 2023 USD ($)	Oct. 01, 2023 USD ($)	Oct. 01, 2023 ILS (₪)	Mar. 22, 2023 USD ($)	Mar. 01, 2023 USD ($)	Dec. 30, 2022 USD ($)	Sep. 01, 2022 USD ($)	Sep. 01, 2022 ILS (₪)	Aug. 03, 2022 USD ($)	Aug. 03, 2022 ILS (₪)	May 21, 2022	Oct. 26, 2022 USD ($)	Oct. 26, 2022 ILS (₪)	Dec. 31, 2024 USD ($)		Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 USD ($)		Dec. 31, 2023 ILS (₪)	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)
Related Party Transaction [Line Items]
Bonus		$ 60,000						$ 51,000				₪ 480,000				$ 121,000	₪ 425,000
Consultancy services fees		15,000	₪ 56,000	$ 20,000														$ 245,000	[1]		$ 180,000	[1]
Directors fees percentage																		20.00%		20.00%
Directors fees																		$ 6,200
Consultancy services fees																$ 16,500	₪ 57,500
Percentage of gross proceed																7.00%	7.00%
Percentage of total consideration paid																8.00%	8.00%
Related party transaction, description																		The consulting agreement is for an undefined period of time and may be terminated after 3 years from October 26, 2022 by either party upon 30 days of advance notice. Additionally, on October 26, 2022 the Company and Pure Logistics, which was formerly owned by Pure Capital and a former director of the Company, entered into a warehouse storage agreement located in the USA. In March 2023, the Company paid to Pure Capital $352 thousand in accordance with the terms of the Pure Capital Consulting Agreement. The consultancy fees were paid in consideration with the investments in Fort and SciSparc and were capitalized. During June 2024, the Company paid to Pure Capital $50 thousand in accordance with the terms of the Pure Capital Consulting Agreement. The consultancy fees were paid in consideration with the Private Placement and were capitalized. During November 2024 the Company paid to Pure Capital $50 thousand in accordance with the terms of the Pure Capital Consulting Agreement. The consultancy fees were paid in consideration with the exercise of Series A Warrants. See note 18. 4. On May 21, 2022, the Company entered into a short-term lease agreement for its offices from Xylo and participated in 50% of the lease and maintenance expenses related. The Company paid $86 thousand plus VAT on December 30, 2022. Also, the Company participated in 50% of the salary of an Xylo employee who provided services to the Company in 2022 and until April 30, 2024at a monthly rate of $10 thousand NIS a month (approximately $3 thousand). The outstanding payable to Xylo as of December 31, 2023, was $32 thousand, which amount was fully paid during 2024. 5. As noted in note 7, the Company purchased 49% of the voting rights of SciSparc U.S., a related party of the Company due the following reasons: the Company’s chairman board of director serves as the director in SciSparc U.S., and as the Chief Financial Officer of and Chief Executive Officer in SciSparc. Additionally, in connection with the closing of the Wellution Agreement, on March 22, 2023, the Company entered into a consulting agreement with SciSparc U.S. (the “SciSparc Consulting Agreement”), pursuant to which the Company will provide management services to SciSparc U.S. for the Wellution brand for a monthly fee of $20 thousand and the Company received a one-time signing bonus in the amount of $51 thousand. The SciSparc Consulting Agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice. On November 2023 the monthly fee was reduced to $10 thousand. In addition, The Company provides a variety of professional and business support services in accordance with transfer pricing work received in SciSparc U.S. The aforementioned services are provided in collaboration with SciSparc. The outstanding payable to SciSparc as of December 31, 2024 and 2023, was $15 thousand. 6.On April 30, 2024, the Company entered into a consulting agreement (the “Xylo Consulting Agreement”) with Xylo pursuant to which Xylo will provide consultancy services to the Company for a monthly fee of $20 thousand. The Xylo Consulting Agreement is for a period of thirty-six (36) months beginning January 2024 and may be terminated for cause with thirty (30) days advance notice. The consultancy services fees paid according to the Xylo Consulting Agreement are included in other expenses. As of December 31, 2024 the outstanding payable amount was $35 thousand. 7. During 2024 and 2023 the Company paid $24 thousand and $23 thousand respectively, to Xylo and $18 thousand and $17 thousand respectively, to Pure Capital in connection to revenue sharing payment. The outstanding payable to Xylo and Pure Capital as of December 31, 2024 and 2023 was $14 thousand and $11 thousand, and $12 thousand and $9 thousand, respectively. 8. As of December 31, 2023, the outstanding amount due to SciSparc in connection with the closing of the Wellution Agreement was $98 thousand connection. This amount was fully paid on January 31 2024. 9.On December 5, 2024 the Company entered into a reseller agreement with ParaZero, an Israeli company, for the sale and distribution of its products. Under the agreement, the Company will market and resell ParaZero’s products on agreed-upon terms, and in consideration, the Company is entitled to receive a percentage of the revenues generated from sales.		The consulting agreement is for an undefined period of time and may be terminated after 3 years from October 26, 2022 by either party upon 30 days of advance notice. Additionally, on October 26, 2022 the Company and Pure Logistics, which was formerly owned by Pure Capital and a former director of the Company, entered into a warehouse storage agreement located in the USA. In March 2023, the Company paid to Pure Capital $352 thousand in accordance with the terms of the Pure Capital Consulting Agreement. The consultancy fees were paid in consideration with the investments in Fort and SciSparc and were capitalized. During June 2024, the Company paid to Pure Capital $50 thousand in accordance with the terms of the Pure Capital Consulting Agreement. The consultancy fees were paid in consideration with the Private Placement and were capitalized. During November 2024 the Company paid to Pure Capital $50 thousand in accordance with the terms of the Pure Capital Consulting Agreement. The consultancy fees were paid in consideration with the exercise of Series A Warrants. See note 18. 4. On May 21, 2022, the Company entered into a short-term lease agreement for its offices from Xylo and participated in 50% of the lease and maintenance expenses related. The Company paid $86 thousand plus VAT on December 30, 2022. Also, the Company participated in 50% of the salary of an Xylo employee who provided services to the Company in 2022 and until April 30, 2024at a monthly rate of $10 thousand NIS a month (approximately $3 thousand). The outstanding payable to Xylo as of December 31, 2023, was $32 thousand, which amount was fully paid during 2024. 5. As noted in note 7, the Company purchased 49% of the voting rights of SciSparc U.S., a related party of the Company due the following reasons: the Company’s chairman board of director serves as the director in SciSparc U.S., and as the Chief Financial Officer of and Chief Executive Officer in SciSparc. Additionally, in connection with the closing of the Wellution Agreement, on March 22, 2023, the Company entered into a consulting agreement with SciSparc U.S. (the “SciSparc Consulting Agreement”), pursuant to which the Company will provide management services to SciSparc U.S. for the Wellution brand for a monthly fee of $20 thousand and the Company received a one-time signing bonus in the amount of $51 thousand. The SciSparc Consulting Agreement is for an undefined period of time and may be terminated by either party with 30 days advance notice. On November 2023 the monthly fee was reduced to $10 thousand. In addition, The Company provides a variety of professional and business support services in accordance with transfer pricing work received in SciSparc U.S. The aforementioned services are provided in collaboration with SciSparc. The outstanding payable to SciSparc as of December 31, 2024 and 2023, was $15 thousand. 6.On April 30, 2024, the Company entered into a consulting agreement (the “Xylo Consulting Agreement”) with Xylo pursuant to which Xylo will provide consultancy services to the Company for a monthly fee of $20 thousand. The Xylo Consulting Agreement is for a period of thirty-six (36) months beginning January 2024 and may be terminated for cause with thirty (30) days advance notice. The consultancy services fees paid according to the Xylo Consulting Agreement are included in other expenses. As of December 31, 2024 the outstanding payable amount was $35 thousand. 7. During 2024 and 2023 the Company paid $24 thousand and $23 thousand respectively, to Xylo and $18 thousand and $17 thousand respectively, to Pure Capital in connection to revenue sharing payment. The outstanding payable to Xylo and Pure Capital as of December 31, 2024 and 2023 was $14 thousand and $11 thousand, and $12 thousand and $9 thousand, respectively. 8. As of December 31, 2023, the outstanding amount due to SciSparc in connection with the closing of the Wellution Agreement was $98 thousand connection. This amount was fully paid on January 31 2024. 9.On December 5, 2024 the Company entered into a reseller agreement with ParaZero, an Israeli company, for the sale and distribution of its products. Under the agreement, the Company will market and resell ParaZero’s products on agreed-upon terms, and in consideration, the Company is entitled to receive a percentage of the revenues generated from sales.
Undefined period of time																3 years	3 years
Paid to pure capital																									$ 352,000
Outstanding payable									$ 50,000									$ 35,000			9,000
Percentage lease and maintenance expenses related															50.00%
Lease and maintenance expenses related										$ 86,000
Employee provided services (in New Shekels) | ₪																							₪ 10,000
Reduction of monthly fee					$ 10,000
Revenue sharing payment																		312,000			269,000			$ 40,000
Amount of outstanding due																		98,000			98,000
Minority Shareholder [Member]
Related Party Transaction [Line Items]
Consultancy services fees								$ 20,000
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Consultancy services fees																		10,000		₪ 35,000
Related Party [Member]
Related Party Transaction [Line Items]
Percentage of salary of employee										50.00%
Revenue sharing payment	[2]																	25,000			21,000
Medigus [Member]
Related Party Transaction [Line Items]
Outstanding payable																		32,000			3,000
Revenue sharing payment																		24,000			23,000
SciSparc [Member]
Related Party Transaction [Line Items]
Outstanding payable																		15,000
Xylo [Member]
Related Party Transaction [Line Items]
Outstanding payable																		14,000
Revenue sharing payment																		18,000
Pure Capital Ltd. [Member]
Related Party Transaction [Line Items]
Outstanding payable																		$ 12,000			11,000
Revenue sharing payment																					$ 17,000
SciSparc U.S [Member]
Related Party Transaction [Line Items]
Voting rights percent																		49.00%		49.00%
Board of Directors Chairman [Member]
Related Party Transaction [Line Items]
Salary											$ 23,000	₪ 80,000	$ 23,000	₪ 55,000
Bonus		40,000	₪ 140,000
Consultancy services fees						$ 8,000	₪ 28,000
Director [Member]
Related Party Transaction [Line Items]
Bonus		$ 87,000									$ 140,000
Consultancy services fees						$ 1,680												$ 2,200		₪ 8,000
ParaZero pursuant [Member]
Related Party Transaction [Line Items]
Revenue sharing payment																		$ 10,000

[1]

On October 26, 2022, the Company and Pure Capital, a company owned by a family member of the CEO, entered into a consultant agreement, pursuant to which Pure Capital will provide consultancy services to the Company for a monthly fee of NIS 57.5 thousand (approximately $16.5 thousand). The Group paid Pure Capital a one-time signing bonus in the amount of NIS 425 thousand (approximately $121 thousand) for their services to the Company from the day of the Company’s inception until the closing of the IPO. Pure Capital is also entitled during the term of the consulting agreement to the following payment: (i) an amount equal to 7% of the gross proceeds paid to the Company in connection with any exercise of warrants, whether or not currently outstanding; and (ii) 8% of the total consideration paid in connection with any purchase of a new brand, businesses, or similar events initiated or assisted by Pure Capital and approved by the CEO and Chairman of the Board based on agreement with Pure Capital. The consulting agreement is for an undefined period of time and may be terminated after 3 years from October 26, 2022 by either party upon 30 days of advance notice.

Additionally, on October 26, 2022 the Company and Pure Logistics, which was formerly owned by Pure Capital and a former director of the Company, entered into a warehouse storage agreement located in the USA. In March 2023, the Company paid to Pure Capital $352 thousand in accordance with the terms of the Pure Capital Consulting Agreement. The consultancy fees were paid in consideration with the investments in Fort and SciSparc and were capitalized. During June 2024, the Company paid to Pure Capital $50 thousand in accordance with the terms of the Pure Capital Consulting Agreement. The consultancy fees were paid in consideration with the Private Placement and were capitalized. During November 2024 the Company paid to Pure Capital $50 thousand in accordance with the terms of the Pure Capital Consulting Agreement. The consultancy fees were paid in consideration with the exercise of  Series A Warrants. See note 18.

[2]	During 2024 and 2023 the Company paid $24 thousand and $23 thousand respectively, to Xylo and $18 thousand and $17 thousand respectively, to Pure Capital in connection to revenue sharing payment. The outstanding payable to Xylo and Pure Capital as of December 31, 2024 and 2023 was $14 thousand and $11 thousand, and $12 thousand and $9 thousand, respectively.